RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details)	12 Months Ended
Jul. 31, 2015 USD ($)
2016	$ 15,575,094
2017	12,139,490
2018	10,587,897
2019	10,023,729
2020	9,428,702
After 2020	26,081,534
Total	83,836,446
Company owned property [Member]
2016	10,291,591
2017	7,609,325
2018	7,643,896
2019	7,105,938
2020	6,802,539
After 2020	14,575,414
Total	54,028,703
Leased property [Member]
2016	5,283,503
2017	4,530,165
2018	2,944,001
2019	2,917,791
2020	2,626,163
After 2020	11,506,120
Total	$ 29,807,743